Commitments And Contingencies (FY) (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Minimum rental commitments under noncancelable operating leases as of December 31, 2018, were as follows (dollars in thousands):

Year	Amount
2019	$1,450
2020	969
2021	537
2022	510
2023	352
Thereafter	391
Total	$4,209

Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following is a summary of the activities in the liability for unpaid losses, which is recorded in Accounts Payable and Other Liabilities on our consolidated balance sheets, for the years ended December 31, 2018 and 2017 (in thousands):

	2018	2017(1)
Beginning balances	$4,883	$4,339
Incurred related to:
Current year	156	452
Prior years	948	898
Total incurred	1,104	1,350
Paid related to:
Current year	13	81
Prior years	516	725
Total paid	529	806
Liabilities for unpaid losses as of December 31	$5,458	$4,883
(1) Balance for 2017 began on October 4, 2017, the date of PELP transaction.